Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Net Loss Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share

The following table presents the computation of basic and diluted net loss per share:

	Year ended December 31,
	2025	2024	2023
Numerator:

Net loss	$5,409,322	$1,233,892	$2,709,596

Denominator:

Weighted average shares – denominator for basic and diluted net loss per share	8,033,501	7,894,961	7,908,266

Net loss per share basic and diluted	$0.67	$0.16	$0.34